CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 3,139,882	$ 3,230,933	$ 3,109,547
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	755,730	778,161	860,204
Selling and marketing expense	1,247,097	1,348,293	1,149,605
General and administrative expense	530,446	512,055	433,369
Product development expense	212,765	196,623	168,560
Depreciation	71,676	62,205	61,156
Amortization of intangibles	79,426	139,952	57,926
Goodwill impairment	275,367	14,056	0
Total operating costs and expenses	3,172,507	3,051,345	2,730,820
Operating (loss) income	(32,625)	179,588	378,727
Interest expense	(109,110)	(73,636)	(56,314)
Other income (expense), net	60,461	36,921	(52,484)
(Loss) earnings from continuing operations before income taxes	(81,274)	142,873	269,929
Income tax benefit (provision)	64,934	(29,516)	(35,372)
(Loss) earnings from continuing operations	(16,340)	113,357	234,557
Earnings from discontinued operations, net of tax	189	17	174,673
Net (loss) earnings	(16,151)	113,374	409,230
Net (earnings) loss attributable to noncontrolling interests	(25,129)	6,098	5,643
Net (loss) earnings attributable to IAC shareholders	$ (41,280)	$ 119,472	$ 414,873
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share from continuing operations (in usd per share)	$ (0.52)	$ 1.44	$ 2.88
Diluted (loss) earnings per share from continuing operations (in usd per share)	(0.52)	1.33	2.71
Basic (loss) earnings per share (in usd per share)	(0.52)	1.44	4.98
Diluted (loss) earnings per share (in usd per share)	(0.52)	1.33	4.68
Dividends declared per share (in usd per share)	$ 0	$ 1.36	$ 1.16
Stock-based compensation expense by function:
Stock-based compensation expense	$ 104,820	$ 105,450	$ 59,634
Cost of revenue
Stock-based compensation expense by function:
Stock-based compensation expense	2,305	1,210	949
Selling and marketing expense
Stock-based compensation expense by function:
Stock-based compensation expense	6,000	10,186	2,144
General and administrative expense
Stock-based compensation expense by function:
Stock-based compensation expense	77,151	82,798	49,862
Product development expense
Stock-based compensation expense by function:
Stock-based compensation expense	$ 19,364	$ 11,256	$ 6,679